Pay vs Performance Disclosure - USD ($)	12 Months Ended					36 Months Ended
	Jan. 03, 2025	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Feb. 23, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

										(Company
					Average		Value of Initial Fixed			Selected
					Summary	Average	$100 Investment			Measure)
	Summary	Summary	Compensation		Compensation	Compensation	Based On:			Adjusted
	Compensation	Compensation	Actually	Compensation	Table Total Paid	Actually Paid to		Peer	Net	Free
	Table Total for	Table Total for	Paid to	Actually Paid to	to non-PEO	non-PEO		Group	Income	Cash Flow
Year	Mr. Kubasik(1)	Mr. Brown(1)	Mr. Kubasik(1),(3)	Mr. Brown(1),(3)	NEOs(2)	NEOs(3),(4)	TSR(5)	TSR(6)	(in millions)(7)	(in millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	$20,839,223	n/a	$17,503,180	n/a	$5,440,525	$4,997,641	$110.28	$131.38	$1,512	$2,319
2023	$19,824,247	n/a	$19,039,757	n/a	$5,225,867	$4,048,392	$108.52	$114.66	$1,198	$2,029
2022	$16,714,229	n/a	$21,278,977	n/a	$5,008,120	$5,096,945	$104.68	$107.39	$1,061	$2,029
2021	$15,697,749	$15,707,755	$23,168,382	$22,994,342	$3,232,194	$4,708,200	$105.19	$91.50	$1,842	$2,746
2020	n/a	$15,452,653	n/a	$18,317,486	$7,108,088	$8,177,817	$91.48	$80.81	$1,086	$2,686

(1)	Mr. Kubasik became CEO of L3Harris and its principal executive officer on June 29, 2021, at which point, our former CEO, William M. Brown transitioned to the role of Executive Chair. Following Mr. Brown’s transition to Executive Chair, Mr. Brown remained a named executive officer during such fiscal year, but was no longer the CEO of L3Harris. Mr. Brown retired on June 29, 2022.
(2)	Amounts reflect Summary Compensation Table Total Pay for our Non-PEO NEOs for each corresponding year.
(3)	The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal 2024 the following amounts were deducted from and added to the total compensation number shown in the Fiscal 2024 Summary Compensation Table on page 44:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal 2024 (For PEO)	Fiscal 2024 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$20,839,223	$5,440,525
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(13,829,291)	$(3,505,873)
(Minus): Change in Pension Value	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$12,910,649	$3,240,859
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(1,334,652)	$(214,719)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(1,287,426)	$(17,503)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$204,675	$54,352
Compensation Actually Paid	$17,503,180	$4,997,641

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC 718, using assumptions that are generally consistent with those used to determine the grant-date fair value set forth in the Notes.

The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 26, 2021 and February 23, 2024 used an estimated term between 2.0 years and 4.0 years in fiscal 2024, whereas the grant date fair values of such awards used an estimated term of 5.0 years, and (ii) the performance share unit awards granted in 2023 and 2024 assumed a payout above target in fiscal 2024, in each case as compared to the grant date fair value calculations which assumed a payout at target.

(4)	The amount in column (g) for fiscal 2023, reflects $241,169 increase over previously disclosed CAP due to the inclusion of partially vested restricted stock units for Michelle L. Turner, our former CFO.
(5)	TSR represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year through the end of the applicable fiscal year, assuming reinvestment of dividends.
(6)	Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Aerospace and Defense Industry Index for the period beginning on the last trading day of fiscal year through the end of the applicable fiscal year, assuming reinvestment of dividends.
(7)	The dollar amounts reported represent net income reflected in the Company’s audited financial statements in our Annual Reports on Form 10-K for the applicable year.
(8)	The Company has chosen adjusted free cash flow as its Company-Selected Measure in the Compensation Actually Paid Table, as this was a key financial performance measure in setting pay-for-performance compensation in the 2024 fiscal year. See Appendix A for reconciliations of GAAP to non-GAAP financial measures.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote

(1)	Mr. Kubasik became CEO of L3Harris and its principal executive officer on June 29, 2021, at which point, our former CEO, William M. Brown transitioned to the role of Executive Chair. Following Mr. Brown’s transition to Executive Chair, Mr. Brown remained a named executive officer during such fiscal year, but was no longer the CEO of L3Harris. Mr. Brown retired on June 29, 2022.

Peer Group Issuers, Footnote
(6)	Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Aerospace and Defense Industry Index for the period beginning on the last trading day of fiscal year through the end of the applicable fiscal year, assuming reinvestment of dividends.

Adjustment To PEO Compensation, Footnote
(3)	The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal 2024 the following amounts were deducted from and added to the total compensation number shown in the Fiscal 2024 Summary Compensation Table on page 44:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal 2024 (For PEO)	Fiscal 2024 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$20,839,223	$5,440,525
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(13,829,291)	$(3,505,873)
(Minus): Change in Pension Value	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$12,910,649	$3,240,859
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(1,334,652)	$(214,719)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(1,287,426)	$(17,503)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$204,675	$54,352
Compensation Actually Paid	$17,503,180	$4,997,641

Non-PEO NEO Average Total Compensation Amount	$ 5,440,525	$ 5,225,867	$ 5,008,120	$ 3,232,194	$ 7,108,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,997,641	4,048,392	5,096,945	4,708,200	8,177,817
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts reflect Summary Compensation Table Total Pay for our Non-PEO NEOs for each corresponding year.
(3)	The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal 2024 the following amounts were deducted from and added to the total compensation number shown in the Fiscal 2024 Summary Compensation Table on page 44:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal 2024 (For PEO)	Fiscal 2024 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$20,839,223	$5,440,525
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(13,829,291)	$(3,505,873)
(Minus): Change in Pension Value	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$12,910,649	$3,240,859
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(1,334,652)	$(214,719)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(1,287,426)	$(17,503)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$204,675	$54,352
Compensation Actually Paid	$17,503,180	$4,997,641

Compensation Actually Paid vs. Total Shareholder Return	*100 invested on January 3, 2020 in common stock, including reinvestment of dividends
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The table below provides an unranked list of the most important financial performance measures used by us to link Compensation Actually Paid for fiscal 2024 to our performance. Each of these financial performance measures is described in detail under the “Annual Cash Incentive” and “Long-term Incentives” headings in the “Compensation Discussion and Analysis” section.

Most Important Financial Performance Measures
Adjusted Free Cash Flow
(Company-Selected Measure)
3-year Cumulative EPS
3-year Average ROIC

Total Shareholder Return Amount	$ 110.28	108.52	104.68	105.19	91.48
Peer Group Total Shareholder Return Amount	131.38	114.66	107.39	91.5	80.81
Net Income (Loss)	$ 1,512,000,000	$ 1,198,000,000	$ 1,061,000,000	$ 1,842,000,000	$ 1,086,000,000
Company Selected Measure Amount	2,319,000,000	2,029,000,000	2,029,000,000	2,746,000,000	2,686,000,000
PEO Name	Mr. Kubasik
Increase in value of previously disclosed compensation actually paid due to partially vested restricted stock units		$ 241,169
Options granted estimated term (in years)	5 years
Options granted estimated term, maximum (in years)						4 years
Options granted estimated term, minimum (in years)						2 years
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description
(8)	The Company has chosen adjusted free cash flow as its Company-Selected Measure in the Compensation Actually Paid Table, as this was a key financial performance measure in setting pay-for-performance compensation in the 2024 fiscal year. See Appendix A for reconciliations of GAAP to non-GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name	3-year Cumulative EPS
Measure:: 3
Pay vs Performance Disclosure
Name	3-year Average ROIC
Mr. Kubasik
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,839,223	19,824,247	$ 16,714,229	$ 15,697,749
PEO Actually Paid Compensation Amount	17,503,180	$ 19,039,757	$ 21,278,977	23,168,382
Mr. Brown
Pay vs Performance Disclosure
PEO Total Compensation Amount				15,707,755	$ 15,452,653
PEO Actually Paid Compensation Amount				$ 22,994,342	$ 18,317,486
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,829,291)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,910,649
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,334,652)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,287,426)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,675
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,505,873)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,240,859
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,719)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,503)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 54,352